Earnings per share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Schedule of income and share data used in the EPS calculations

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Numerator
Loss for the period	(32,386)	(49,910)	(114,027)	(163,474)
Less: net loss attributable to non-controlling interest	(63)	(93)	(182)	(246)
Loss attributable to Equity of the Company	(32,323)	(49,817)	(113,845)	(163,228)
Denominator
Weighted average number of shares for basic and diluted EPS	161,038,010	156,816,494	158,281,076	135,209,568

Loss per share - basic and diluted	(0.20)	(0.32)	(0.72)	(1.21)

Schedule of potential dilutive securities

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Share Options	7,921,745	8,824,566	5,433,252	7,834,683